Unaudited Condensed Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Sep. 08, 2020
Balance (in Shares) at Sep. 08, 2020
Issuance of Class B common stock to Sponsor			$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)			5,750,000
Net income (loss)					(2,000)	(2,000)
Balance at Sep. 30, 2020			$ 575	24,425	(2,000)	23,000
Balance (in Shares) at Sep. 30, 2020			5,750,000
Balance at Sep. 08, 2020
Balance (in Shares) at Sep. 08, 2020
Issuance of Class B common stock to initial stockholders	[1]		$ 575	24,425		25,000
Issuance of Class B common stock to initial stockholders (in Shares)	[1]		5,750,000
Accretion of Class A common stock subject to possible redemption amount				(24,425)	(23,387,855)	(23,412,280)
Net income (loss)					(3,881,651)	(3,881,651)
Balance at Dec. 31, 2020			$ 575		(27,269,506)	(27,268,931)
Balance (in Shares) at Dec. 31, 2020			5,750,000
Forfeiture of Class B common stock			$ (59)	59
Forfeiture of Class B common stock (in Shares)			(587,500)
Subsequent measurement of Class A common stock subject to possible redemption against additional paid-in capital and accumulated deficit				(59)	59
Net income (loss)					7,030,196	7,030,196
Balance at Mar. 31, 2021			$ 516		(20,239,251)	(20,238,735)
Balance (in Shares) at Mar. 31, 2021			5,162,500
Balance at Dec. 31, 2020			$ 575		(27,269,506)	(27,268,931)
Balance (in Shares) at Dec. 31, 2020			5,750,000
Balance at Sep. 30, 2021			$ 516		(23,939,950)	(23,939,434)
Balance (in Shares) at Sep. 30, 2021			5,162,500
Balance at Mar. 31, 2021			$ 516		(20,239,251)	(20,238,735)
Balance (in Shares) at Mar. 31, 2021			5,162,500
Net income (loss)					(5,573,619)	(5,573,619)
Balance at Jun. 30, 2021			$ 516		(25,812,870)	(25,812,354)
Balance (in Shares) at Jun. 30, 2021			5,162,500
Net income (loss)					1,872,920	1,872,920
Balance at Sep. 30, 2021			$ 516		$ (23,939,950)	$ (23,939,434)
Balance (in Shares) at Sep. 30, 2021			5,162,500

[1]	This number included up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.